Annual Fund Operating Expenses - DWS Emerging Markets Equity Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fee	0.70%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.37%
Acquired funds fees and expenses	0.04%
Total annual fund operating expenses	1.35%
Fee waiver/expense reimbursement	0.16%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.19%
Class T
Operating Expenses:
Management fee	0.70%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.30%
Acquired funds fees and expenses	0.04%
Total annual fund operating expenses	1.29%
Fee waiver/expense reimbursement	0.10%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.19%
Class C
Operating Expenses:
Management fee	0.70%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.32%
Acquired funds fees and expenses	0.04%
Total annual fund operating expenses	2.06%
Fee waiver/expense reimbursement	0.12%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.94%
Class R6
Operating Expenses:
Management fee	0.70%
Distribution/service (12b-1) fees	none
Other expenses	0.56%
Acquired funds fees and expenses	0.04%
Total annual fund operating expenses	1.30%
Fee waiver/expense reimbursement	0.36%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.94%
INST Class
Operating Expenses:
Management fee	0.70%
Distribution/service (12b-1) fees	none
Other expenses	0.30%
Acquired funds fees and expenses	0.04%
Total annual fund operating expenses	1.04%
Fee waiver/expense reimbursement	0.10%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.94%
Class S
Operating Expenses:
Management fee	0.70%
Distribution/service (12b-1) fees	none
Other expenses	0.39%
Acquired funds fees and expenses	0.04%
Total annual fund operating expenses	1.13%
Fee waiver/expense reimbursement	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.02%